U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

July 8, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     MUTUALS.com (the “Trust”)
   File Nos.: 333-57548; 811-10319

To whom it may concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the prospectus and statement of additional information that would have been filed by the Trust pursuant to 497(b) upon the effectiveness of Trust’s Registration Statement on Form N-14 for the merger of the Generation Wave Aggressive Growth Fund and the Generation Wave Alternative Growth Fund into the Generation Wave Growth Fund, each a series of the Trust, would not have differed from that contained in Trust’s Pre-Effective Amendment 2, filed on June 8, 2005, which is the most recent amendment to such Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Lohrey

Rachel A. Lohrey
For U.S. Bancorp Fund Services, LLC